North Square Advisory Research All Cap Value Fund
SCHEDULE OF INVESTMENTS
July 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 96.1%
	BASIC MATERIALS - 8.3%
	Metal Fabricating - 3.9%
4,606	Rexnord Corp.	$259,456

	Specialty Chemicals - 4.4%
12,691	Element Solutions, Inc.	296,842

	TOTAL BASIC MATERIALS	556,298

	CONSUMER DISCRETIONARY - 21.8%
	Apparel Retailers - 3.9%
3,820	The TJX Co., Inc.	262,854

	Home Improvement Retailers - 2.6%
526	The Home Depot, Inc.	172,628

	Household Furnishings - 3.0%
2,060	Fortune Brands Home & Security, Inc.	200,788

	Restaurants and Bars - 5.1%
715	McDonald's Corp.	173,538
1,362	Starbucks Corp.	165,388
		338,926
	Specialty Retailers - 7.2%
1,193	Asbury Automotive Group, Inc. *	245,114
146	AutoZone, Inc. *	237,041
		482,155
	TOTAL CONSUMER DISCRETIONARY	1,457,351

	CONSUMER STAPLES - 3.6%
	Food Retailers and Wholesalers - 3.6%
5,536	Core-Mark Holding Co., Inc.	238,269

	TOTAL CONSUMER STAPLES	238,269

	ENERGY - 7.0%
	Integrated Oil and Gas - 3.2%
2,118	Chevron Corp.	215,634

	Oil: Crude Producers - 3.8%
3,817	Denbury Inc. *	250,815

	TOTAL ENERGY	466,449

	FINANCIALS - 14.3%
	Banks - 3.2%
5,174	First Interstate BancSystem, Inc. - Class A	216,894

	Diversified Financial Services - 6.9%
6,273	Cannae Holdings, Inc. *	208,577
1,664	JPMorgan Chase & Co.	252,562
		461,139
	Reinsurance - 4.2%
1,012	Berkshire Hathaway, Inc. - Class B *	281,630

	TOTAL FINANCIALS	959,663

	HEALTH CARE - 10.6%
	Health Care Management Services - 3.2%
524	UnitedHealth Group Inc.	216,003

	Medical Equipment - 3.7%
1,849	Medtronic PLC [1]	242,792

	Pharmaceuticals - 3.7%
2,056	Abbott Laboratories	248,735

	TOTAL HEALTH CARE	707,530

	INDUSTRIALS - 13.4%
	Commercial Vehicles and Parts - 2.4%
4,144	Federal Signal Corp.	164,144

	Industrial Suppliers - 1.5%
5,600	Gates Industrial Corp. plc *[1]	101,416

	Machinery: Tools - 2.2%
669	Snap-on, Inc.	145,829

	Railroads - 3.7%
1,124	Union Pacific Corp.	245,886

	Transaction Processing Services - 3.6%
1,409	American Express Co.	240,277

	TOTAL INDUSTRIALS	897,552

	TECHNOLOGY - 11.0%
	Computer Hardware - 3.3%
1,210	CDW Corp. of Delaware	221,854

	Consumer Digital Services - 5.0%
123	Alphabet Inc. - Class A *	331,427

	Software - 2.7%
629	Microsoft Corp.	179,208

	TOTAL TECHNOLOGY	732,489

	TELECOMMUNICATIONS - 3.6%
	Telecommunications Equipment - 3.6%
1,073	L3Harris Technologies, Inc.	243,292

	TOTAL TELECOMMUNICATIONS	243,292

	UTILITIES - 2.5%
	Gas Distribution - 2.5%
1,367	Chesapeake Utilities Corp.	170,315

	TOTAL UTILITIES	170,315

	TOTAL COMMON STOCKS
	(Cost $4,549,610)	6,429,208

	SHORT-TERM INVESTMENT - 3.7%
244,580	First American Treasury Obligations Fund - Class X, 0.01% [2]	244,580
	TOTAL SHORT-TERM INVESTMENT
	(Cost $244,580)	244,580

TOTAL INVESTMENTS - 99.8%
(Cost $4,794,190)	6,673,788
Other Assets in Excess of Liabilities - 0.2%	12,347
TOTAL NET ASSETS - 100.0%	$6,686,135

PLC - Public Limited Company

*	Non-Income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

North Square Advisory Research All Cap Value Fund
SUMMARY OF INVESTMENTS
July 31, 2021 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer Discretionary	21.8%
Financials	14.3%
Industrials	13.4%
Technology	11.0%
Health Care	10.6%
Basic Materials	8.3%
Energy	7.0%
Telecommunications	3.6%
Consumer Staples	3.6%
Utilities	2.5%
Total Common Stocks	96.1%
Short-Term Investment	3.7%
Total Investments	99.8%
Other Assets in Excess of Liabilities	0.2%
Total Net Assets	100.0%

North Square Advisory Research All Cap Value Fund
NOTES TO SCHEDULE OF INVESTMENTS
July 31, 2021 (Unaudited)

Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:
☐ Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
☐ Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

☐ Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected☐ by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of July 31, 2021, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks[1]	$6,429,208	$-	$-	$6,429,208
Short-Term Investment	244,580	-	-	244,580
Total Investments	$6,673,788	$-	$-	$6,673,788

[1] All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by industry and sector, please refer to the Schedule of Investments.
* The Fund did not hold any Level 2 securities at period end.
** The Fund did not hold any Level 3 securities at period end.